SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 28, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 9. SHAREHOLDERS' EQUITY

Common Stock and Share Repurchase Program

        Our Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (none outstanding), with respect to which our Board of Directors may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

        From time to time, our Board of Directors authorizes us to repurchase shares of our outstanding common stock. Repurchased shares may be reissued under our stock option and incentive plan or used for other corporate purposes. In 2013, we repurchased approximately 6.6 million shares of our common stock at an aggregate cost of $283.5 million.

        On July 25, 2013, our Board of Directors authorized the repurchase of additional shares of our common stock in the total aggregate amount of up to $400 million (exclusive of any fees, commissions or other expenses related to such purchases). This authorization will remain in effect until shares totaling $400 million have been repurchased.

        On July 26, 2012, our Board of Directors authorized the repurchase of additional shares of our common stock in the total aggregate amount of up to $400 million (exclusive of any fees, commissions or other expenses related to such purchases). This authorization will remain in effect until shares totaling $400 million have been repurchased.

        As of December 28, 2013, shares of our common stock in the aggregate amount of approximately $455 million remained authorized for repurchase under these Board authorizations.